Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Domestic Subsidiaries, Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2017	¥ 83,890
For the fiscal year ending March 31, 2018	81,508
For the fiscal year ending March 31, 2019	81,173
For the fiscal year ending March 31, 2020	81,331
For the fiscal year ending March 31, 2021	81,806
Thereafter (for the fiscal year ending March 31, 2022-2026)	411,210
Foreign Offices and Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2017	16,970
For the fiscal year ending March 31, 2018	18,960
For the fiscal year ending March 31, 2019	20,212
For the fiscal year ending March 31, 2020	21,992
For the fiscal year ending March 31, 2021	23,300
Thereafter (for the fiscal year ending March 31, 2022-2026)	168,734
Foreign Offices and Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2017	2,431
For the fiscal year ending March 31, 2018	2,596
For the fiscal year ending March 31, 2019	2,731
For the fiscal year ending March 31, 2020	2,869
For the fiscal year ending March 31, 2021	3,011
Thereafter (for the fiscal year ending March 31, 2022-2026)	¥ 16,279